Quarterly Holdings Report
for

Fidelity® Blue Chip Value Fund

April 30, 2020

BCV-QTLY-0620
1.800334.116

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
COMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 2.8%
Verizon Communications, Inc.	177,300	$10,185,885
Media - 1.8%
Comcast Corp. Class A	177,800	6,690,614

TOTAL COMMUNICATION SERVICES		16,876,499

CONSUMER DISCRETIONARY - 5.8%
Multiline Retail - 1.3%
Dollar General Corp.	27,800	4,873,340
Specialty Retail - 1.9%
Best Buy Co., Inc.	90,100	6,913,373
Textiles, Apparel & Luxury Goods - 2.6%
PVH Corp.	108,500	5,341,455
Tapestry, Inc.	289,500	4,307,760
		9,649,215

TOTAL CONSUMER DISCRETIONARY		21,435,928

CONSUMER STAPLES - 5.0%
Beverages - 1.3%
C&C Group PLC (United Kingdom)	1,948,600	4,785,810
Food & Staples Retailing - 1.5%
Sysco Corp.	99,500	5,598,865
Tobacco - 2.2%
Altria Group, Inc.	203,400	7,983,450

TOTAL CONSUMER STAPLES		18,368,125

ENERGY - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
BP PLC sponsored ADR	173,100	4,119,780
Parex Resources, Inc. (a)	616,300	6,756,520
Teekay LNG Partners LP	440,000	5,090,800
Total SA sponsored ADR	141,605	4,977,416
		20,944,516
FINANCIALS - 30.7%
Banks - 9.0%
Bank of America Corp.	403,700	9,708,985
M&T Bank Corp.	47,400	5,312,592
PNC Financial Services Group, Inc.	71,100	7,584,237
Wells Fargo & Co.	361,300	10,495,765
		33,101,579
Capital Markets - 4.4%
Affiliated Managers Group, Inc.	106,900	7,478,724
State Street Corp.	138,500	8,731,040
		16,209,764
Consumer Finance - 4.0%
Capital One Financial Corp.	125,400	8,120,904
Discover Financial Services	147,100	6,320,887
		14,441,791
Diversified Financial Services - 3.5%
Berkshire Hathaway, Inc. Class B (a)	68,700	12,871,632
Insurance - 9.8%
Allstate Corp.	94,900	9,653,228
Chubb Ltd.	83,300	8,997,233
FNF Group	261,600	7,076,280
MetLife, Inc.	67,200	2,424,576
The Travelers Companies, Inc.	75,400	7,631,234
		35,782,551

TOTAL FINANCIALS		112,407,317

HEALTH CARE - 17.9%
Biotechnology - 0.2%
Alexion Pharmaceuticals, Inc. (a)	5,300	569,591
Health Care Providers & Services - 14.1%
Anthem, Inc.	37,600	10,555,448
Cigna Corp.	55,300	10,826,634
CVS Health Corp.	185,900	11,442,145
Humana, Inc.	19,500	7,445,490
UnitedHealth Group, Inc.	38,500	11,260,095
		51,529,812
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co. rights (a)	107,800	486,178
Roche Holding AG (participation certificate)	37,100	12,847,633
		13,333,811

TOTAL HEALTH CARE		65,433,214

INDUSTRIALS - 8.4%
Airlines - 1.6%
Alaska Air Group, Inc.	180,300	5,863,356
Building Products - 2.0%
Owens Corning	170,100	7,375,536
Electrical Equipment - 2.1%
Acuity Brands, Inc.	62,900	5,446,511
Regal Beloit Corp.	28,200	2,002,482
		7,448,993
Machinery - 1.0%
Oshkosh Corp.	55,300	3,734,409
Trading Companies & Distributors - 1.7%
HD Supply Holdings, Inc. (a)	212,900	6,318,872

TOTAL INDUSTRIALS		30,741,166

INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 3.5%
Cisco Systems, Inc.	306,700	12,997,946
IT Services - 4.2%
Amdocs Ltd.	115,700	7,455,708
Cognizant Technology Solutions Corp. Class A	138,800	8,053,176
		15,508,884
Semiconductors & Semiconductor Equipment - 3.3%
Intel Corp.	199,100	11,942,018
Technology Hardware, Storage & Peripherals - 2.2%
HP, Inc.	511,900	7,939,569

TOTAL INFORMATION TECHNOLOGY		48,388,417

REAL ESTATE - 2.1%
Real Estate Management & Development - 2.1%
CBRE Group, Inc. (a)	181,600	7,796,088
TOTAL COMMON STOCKS
(Cost $392,873,616)		342,391,270

Nonconvertible Preferred Stocks - 3.0%
INFORMATION TECHNOLOGY - 3.0%
Technology Hardware, Storage & Peripherals - 3.0%
Samsung Electronics Co. Ltd.
(Cost $12,209,575)	310,000	10,781,255

Money Market Funds - 3.5%
Fidelity Cash Central Fund 0.16% (b)
(Cost $12,871,114)	12,867,422	12,871,283
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $417,954,305)		366,043,808
NET OTHER ASSETS (LIABILITIES) - 0.1%		484,704
NET ASSETS - 100%		$366,528,512

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$175,964
Fidelity Securities Lending Cash Central Fund	1,249
Total	$177,213

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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